Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 2,159,313	$ 4,178,866
Short term deposits	2,000,000
Trade receivables	185,494	114,564
Other current assets	283,010	421,919
Inventories	204,480	394,193
TOTAL CURRENT ASSETS	4,832,297	5,109,542
NON-CURRENT ASSETS:
Restricted deposit	80,721	68,001
Prepaid expenses	12,153	33,333
Operating lease right-of-use asset	273,925	418,790
Property and equipment, net	106,224	107,906
TOTAL NON-CURRENT ASSETS	473,023	628,030
TOTAL ASSETS	5,305,320	5,737,572
CURRENT LIABILITIES:
Trade payables	116,491	184,247
Operating lease liabilities	245,682	202,563
Other current liabilities	966,612	933,995
TOTAL CURRENT LIABILITIES	1,328,785	1,320,805
NON-CURRENT LIABILITIES:
Derivative warrant liabilities	758,872	4,511,491
Operating lease liabilities, net of current portion	61,002	216,917
TOTAL NON-CURRENT LIABILITIES	819,874	4,728,408
SHAREHOLDERS’ EQUITY (DEFICIT):
Ordinary shares, NIS 0.02 par value: Authorized 200,000,000 as of December 31, 2025 and December 31, 2024; Issued and outstanding 19,666,030 and 12,817,092 shares as of December 31, 2025 and as of December 31, 2024, respectively	111,163	72,061
Additional paid-in capital	37,934,948	29,093,585
Accumulated losses	(34,889,450)	(29,477,287)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	3,156,661	(311,641)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	$ 5,305,320	$ 5,737,572